Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (’‘U.S. GAAP’’) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2024.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2024. The results of income for the six months ended June 30, 2025 are not necessarily indicative of the results for the full year.

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company is U.S. dollars (“$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in $.

In general, assets and liabilities of the Company whose functional currency is not the $, are translated into $, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company is recorded as a separate component of accumulated other comprehensive income within the statement of equity.

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	June 30, 2025	December 31, 2024
VND exchange rate for balance sheet items, except for equity accounts	26,103	25,488
RMB exchange rate for balance sheet items, except for equity accounts	7.1672	7.2985

	For the Six Months Ended June 30,
	2025	2024
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	25,696	24,962
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.2524	n/a

No representation is made that the VND and RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Accounts receivable, net

Accounts receivable are recorded at the gross amount less an allowance for credit losses and do not bear interest.

The management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the unaudited condensed consolidated statements of income and comprehensive income. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of June 30, 2025 and December 31, 2024, the Company did not provide expected credit losses.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the moving weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks and rewards of the products. Write downs are recorded in cost of revenues in the unaudited condensed consolidated statements of operations and comprehensive income. For the six months ended June 30, 2025 and 2024, the Company provided inventory provision of $3,890,025 and $4,008,858, respectively, to the account of “cost of revenues” in the unaudited condensed consolidated statements of income and comprehensive income.

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) since its setup. In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Sales of solar cells and silicon material

The Company officially commenced sales of solar cells to customers in the second half of 2023. The Company recognizes revenue generated from sales of solar cells at a point in time following the transfer of control of the solar cells to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The contracts with customers may contain provisions that require the Company to make liquidated damage payments to the customer if the Company fails to ship or deliver solar cells before scheduled dates. The Company recognizes these liquidated damages as a reduction of revenue. For the six months ended June 30, 2025 and 2024, the Company did not incur such liquidation damages.

Sales agreements typically contain the assurance-type customary product warranties if defects in solar cells exceeds 0.4% of delivered quantity. The assurance-type product warranties are subject to ASC 450, Contingencies. As of June 30, 2025 and December 31, 2024, the Company did not accrue warranty liabilities.

In addition, the Company commenced sales of silicon material to customers. The revenue is recognized in the same manner as sales of solar cells.

Provision of facilitation services

The Company commenced provision of facilitation services for customers’ solar cell products in the second half of 2024. The Company is an agent in facilitation services, as it did not bear inventory risks or determine the product selling price in provision of services. The Company identifies one performance obligation in the agreements with customers. The commission rate and the quantity of customers’ solar cell products sold are both explicitly stipulated in the agreements with customers. The Company recognizes revenue from facilitation services for the customers’ solar cell products at a point when the end customers accept the agreed solar cell products and the customers collect the fees from end customers.

Contract liabilities

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of June 30, 2025, the Company had contract liabilities of $3,205,431 and $64,542,980 from third party customers and related party customers, respectively, which were expected to be recognized as revenues in the twelve months ending June 30, 2026. As of December 31, 2024, the Company had contract liabilities of $3,635,144 and $20,098,561 from third party customers and related party customers, respectively, which were expected to be recognized as revenues in the year ending December 31, 2025.

For the six months ended June 30, 2025 and 204, the Company disaggregated revenue into two streams as the following table:

	For the Six Months Ended June 30,
	2025	2024
Revenues to related parties:
Sales of solar cells and silicon material	$23,828,295	$112,287,775
Provision of facilitation services	1,257,254	—
	25,085,549	112,287,775
Revenues to third parties:
Sales of solar cells	114,019,674	25,790,220
	114,019,674	25,790,220
Total revenue	$139,105,223	$138,077,995

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of June 30, 2025, income tax returns for the tax years ended December 31, 2024, 2023 and 2022 remain open for statutory examination.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the unaudited condensed consolidated statements of income and comprehensive income in the period of change.

Share-based compensation

The Company grants share options and restricted shares to its management, employees and non-employees. The Company measures the cost of the share options and restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the share-based compensation agreement. When no future services are required to be performed by the employees or non-employees in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Segment reporting

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Company operates and manages its business as a single operating and reportable segment. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its products and services and the allocation of budget between operating costs and expense.

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the six months ended June 30, 2025 and 2024.

	For the Six Months Ended June 30,
	2025	2024
Asia	$56,179,952	$138,077,995
USA	82,925,271	—
Total	$139,105,223	$138,077,995

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
Asia	$100,749,014	$110,203,576
USA	44,059,204	37,909,237
Ethiopia	83,702,510	34,488,476
Total	$228,510,728	$182,601,289

Recently issued accounting standards

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company qualifies as an EGC as of June 30, 2024 and has elected to apply the extended transition period.

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections—Overall, 260-10 Earnings Per Share—Overall, 270-10 Interim Reporting—Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities—Oil and Gas—Notes to Financial Statements, 946-20 Financial Services—Investment Companies—Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective for two years after the date of the SEC’s removal of such disclosure.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its the financial position, statements of operations and cash flows.

Significant risks and uncertainties

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2025, the Company held cash of $28,192,265 in the financial institutions, among which $3,628,701 were deposited in financial institutions located in Vietnam, $14,564,038 were deposited in financial institutions located in Singapore, $6,169,481 were deposited in financial institutions located in the USA, $284,382 were deposited financial institutions located in the Japan, $3,429,957 were deposited financial institutions located in the Ethiopia and $90,660 were deposited in financial institutions located in China.

Each bank account in Singapore is insured by government authority with the maximum limit of SG$100,000. Each bank account in the USA is insured by the Federal Deposit Insurance Corp. (“FDIC”) with the maximum limit of $250,000. Each bank account in Japan is insured by government authority with the maximum limit of JPY10,000,000. Each bank account in Mainland China is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $69,800). The bank accounts in Vietnam and Ethiopia are not insured.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in Vietnam which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

2) Foreign currency risk

As of June 30, 2025 and December 31, 2024, substantially all of the Company’s purchase and operating expenses activities and the Company’s assets and liabilities are denominated in VND, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the State Bank of Vietnam (“SBV”) or other authorized financial institutions at exchange rates quoted by SBV. Approval of foreign currency payments by the SBV or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of VND is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the Vietnam Foreign Exchange Trading System market.

3) Concentration risk

The Company commenced sales to customers since the second half of 2023. The Company has a concentration of its revenues with specific customers and accounts payable with specific vendors.

As of June 30, 2025, four customers accounted for 59%, 14%, 11 and 10% of accounts receivable due from third-party customers, respectively. As of December 31, 2024, two customers accounted for 78% and 12% of accounts receivable due from third-party customers, respectively.

For the six months ended June 30, 2025, one third-party customer accounted for 65% of total revenue and one related party customer accounted for 18% of total revenues, respectively. For the six months ended June 30, 2024, one related party customer accounted for 81% of total revenues.

As of June 30, 2025, two suppliers accounted for 28% and 14% of accounts payable due to third-party suppliers, respectively. As of December 31, 2024, two suppliers accounted for 17% and 10% of accounts payable due to third-party suppliers, respectively.

For the six months ended June 30, 2025, one related party supplier and two third-party suppliers accounted for 32%, 18% and 10% of total purchases of inventories, respectively. For the six months ended June 30, 2024, one related party supplier and one third-party supplier accounted for 50% and 27% of total purchases of inventories, respectively.